Measurement of financial assets and liabilities - Transfers between levels (Details) - At fair value - Equity and debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Transfers from level 1 to level 2	$ 1,497	$ 940
Transfers from level 2 to level 1	$ 1,416	$ 2,007